Touchstone Strategic Income ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Touchstone Strategic Income ETF | Touchstone Strategic Income ETF
Prospectus [Line Items]
Annual Return [Percent]	9.34%	6.09%	8.14%